Organization and Business Operations Going Concern and Management's Plan - Going Concern and Management's Plan (Details) - CIK0001853021 Metals Acquisition Corp [Member] - USD ($)				3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 21, 2022	May 24, 2022	Mar. 31, 2023	Dec. 31, 2022	Oct. 25, 2022	May 06, 2022	Apr. 13, 2022
Organization and Business Operations and Going Concern and Management's Plan
Cash	$ 35,075			$ 35,075	$ 42,314
Working capital				22,808,456	17,936,214
Amount outstanding					786,096
Threshold period for mandatory liquidation from filing of Annual Report	5 months	5 months
Sponsor | Private Placement Warrants
Organization and Business Operations and Going Concern and Management's Plan
Amount borrowed	$ 0			0	0
Sponsor | Convertible promissory note
Organization and Business Operations and Going Concern and Management's Plan
Maximum borrowing capacity of related party promissory note							$ 1,200,000
Amount borrowed	1,200,000			1,200,000			$ 1,200,000
Sponsor | Convertible promissory note | Private Placement Warrants
Organization and Business Operations and Going Concern and Management's Plan
Number of warrants issued			800,000
Conversion of convertible note into warrants			$ 1,200,000
October 2022 Note | Sponsor
Organization and Business Operations and Going Concern and Management's Plan
Maximum borrowing capacity of related party promissory note						$ 300,000
Amount outstanding	300,000			300,000		$ 300,000
December 2022 Note | Sponsor
Organization and Business Operations and Going Concern and Management's Plan
Maximum borrowing capacity of related party promissory note		$ 1,254,533
Amount outstanding	1,187,496			1,187,496	$ 486,096
Sponsor Convertible Note
Organization and Business Operations and Going Concern and Management's Plan
Maximum borrowing capacity of related party promissory note								$ 1,200,000
Sponsor Convertible Note | Sponsor | Convertible promissory note | Private Placement Warrants
Organization and Business Operations and Going Concern and Management's Plan
Conversion of convertible note into warrants			$ 1,200,000
Unsecured non-convertible promissory note | Sponsor
Organization and Business Operations and Going Concern and Management's Plan
Maximum borrowing capacity of related party promissory note	339,877			339,877
Amount outstanding	$ 0			$ 0